787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 30, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I

Post-Effective Amendment No. 118 under the Securities Act of 1933 and Amendment No. 117 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-83631 and File No. 811-03738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 118 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Capital Appreciation Fund and the Small Cap Growth Fund, each a series of the Registrant (each, a “Fund” and together, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to reflect the following changes to the Funds:

With respect to the Capital Appreciation Fund, to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on May 9, 2024. With respect to the Small Cap Growth Fund, to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on July 22, 2024.

It is proposed that the Amendment will become effective on September 30, 2024.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8094.

Very truly yours,

/s/ David C. Howe
David C. Howe

Cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

BRUSSELS  CHICAGO  DALLAS  FRANKFURT  HOUSTON   LONDON  LOS ANGELES  MILAN

MUNICH  NEW YORK  PALO ALTO  PARIS  ROME  SAN FRANCISCO  WASHINGTON

Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Louis O. Ducote, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP
Sofi Kim, Esq., Willkie Farr & Gallagher LLP